Other gains/(losses) - Net - Summary of Other gains/(losses) (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other gains(losses),Net [Line Items]
Loss on disposal of plant and equipment and intangible assets	$ (101)	$ (3)	$ (187)
Currency translation loss	(1,564)	(812)	(1,323)
Gain on lease modification	194	0	0
Fair value gain on derivative financial liabilities (Note 27(e))	0	0	1,313
Fair value loss on contingent consideration (Note 27(e))	0	0	(174)
Fair value gain on warrant liabilities	23,341	0	0
Other gains/(losses) - net	21,870	(124,961)	14,680
Series B,D1,E,F preferred shares
Disclosure of Other gains(losses),Net [Line Items]
Fair value (loss)/gain on Series B, D1, E, and F conversion option (Note 27(e))	$ 0	$ (124,146)	$ 15,051